Share Capital and Reserves - Summary of Preference Share Capital (Detail) shares in Thousands, $ in Millions	Dec. 31, 2020 USD ($) shares
5% Cumulative preference shares [member]
Authorised
Number of shares authorised, beginning balance	150
Number of shares authorised, ending balance	150
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance	50
Allotted, called-up and fully paid shares, ending balance	50
7% 'A' cumulative preference shares [member]
Authorised
Number of shares authorised, beginning balance	872
Number of shares authorised, ending balance	872
Authorised preference share capital, beginning balance | $	$ 1
Authorised preference share capital, ending balance | $	$ 1
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance	872
Allotted, called-up and fully paid shares, ending balance	872
Allotted, called-up and fully paid, beginning balance | $	$ 1
Allotted, called-up and fully paid, ending balance | $	$ 1